FAIR VALUE MEASUREMENT (Details 1) - USD ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016
Trade and other payables [Member]
Financial Liabilities [Abstract]
Carrying value	[1]	$ 146.0	$ 168.3
Fair value	[1]	146.0	168.3
Long-term debt [Member]
Financial Liabilities [Abstract]
Carrying value		1,007.7	889.5
Fair value		1,064.3	920.0
Gold stream obligation [Member]
Financial Liabilities [Abstract]
Carrying value		273.5	246.5
Fair value		273.5	246.5
Diesel swap contracts [Member]
Financial Liabilities [Abstract]
Carrying value			0.1
Fair value			0.1
Perfomance share units [Member]
Financial Liabilities [Abstract]
Carrying value		1.8	2.1
Fair value		1.8	2.1
Restricted share units [Member]
Financial Liabilities [Abstract]
Carrying value		0.8	0.9
Fair value		0.8	0.9
Share Purchase Warrants [Member]
Financial Liabilities [Abstract]
Carrying value			1.3
Fair value			1.3
Copper price option contracts [Member]
Financial Liabilities [Abstract]
Carrying value		4.1
Fair value		4.1
Cash and cash equivalents [Member]
Financial Assets [Abstract]
Carrying value		216.2	185.9
Fair value		216.2	185.9
Trade and other receivables [Member]
Financial Assets [Abstract]
Carrying value		29.0	41.6
Fair value		29.0	41.6
Provisionally priced contracts [Member]
Financial Assets [Abstract]
Carrying value		4.2	4.5
Fair value		4.2	4.5
Gold and copper swap contracts [Member]
Financial Assets [Abstract]
Carrying value		(6.1)	(9.0)
Fair value		(6.1)	(9.0)
Investments [Member]
Financial Assets [Abstract]
Carrying value		1.0	1.1
Fair value		1.0	1.1
Gold price options [Member]
Financial Assets [Abstract]
Carrying value			17.6
Fair value			17.6
Copper forward contracts [Member]
Financial Assets [Abstract]
Carrying value			0.3
Fair value			$ 0.3

[1]	Trade and other payables exclude the short-term portion of reclamation and closure cost obligation, copper price option contracts and the short-term portion of the gold stream obligation.